DERIVATIVES	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	DERIVATIVES
The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of TIPS and cash flow hedges, which are discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios).
Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features
The Company has issued and continues to offer variable annuity products with GMxB features which are accounted for as market risk benefits. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB feature and are accounted for as market risk benefits is that under-performance of the financial markets could result in the GMxB features benefits being higher than what accumulated policyholders’ account balances would support.
For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual experience versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of these features is accounted for as purchased market risk benefits. In addition, on June 1, 2021, we ceded legacy variable annuity policies sold by Equitable Financial between 2006-2008 (the “Block”), comprised of non-New York “Accumulator” policies containing fixed rate GMIB and/or GMDB guarantees to CS Life. As this contract provides full risk transfer and thus has the same risk attributes as the underlying direct contracts, the benefits of this treaty are accounted for in the same manner as the underlying gross reserves and therefore the Amounts Due from Reinsurers related to the GMIB with NLG are accounted for as purchased market risk benefits.
The Company has in place an economic hedge program using U.S. Treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.
Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options
The Company hedges crediting rates in the SCS variable annuity, SIO in the EQUI-VEST variable annuity series, MSO in the variable life insurance products and IUL insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.
In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.
Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds
The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.
Derivatives Used for General Account Investment Portfolio
The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of CDS. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in net derivative gains (losses).
The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDS in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at its option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. The Company purchased CDS to mitigate its exposure to a reference entity through cash positions. These positions do not replicate credit spreads.
To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under the CDS that it sold. The maximum potential amount of future payments the Company could be required to make under the credit derivatives sold is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract or Standard European Corporate Contract under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.
The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.
Derivatives Utilized to Hedge Exposure to Foreign Currency Denominated Cash Flows
The Company purchases private placement debt securities and issues funding agreements in the FABN program in currencies other than its functional U.S. dollar currency. The Company enters into cross currency swaps with external counterparties to hedge the exposure of the foreign currency denominated cash flows of these instruments. The foreign currency received from or paid to the cross currency swap counterparty is exchanged for fixed U.S. dollar amounts with improved net investment yields or net product costs over equivalent U.S. dollar denominated instruments issued at that time. The transactions are accounted for as cash flow hedges when they are designated in hedging relationships and qualify for hedge accounting.
These cross currency swaps are for the period the foreign currency denominated private placement debt securities and funding agreement are outstanding, with the longest cross currency swap expiring in 2033. Since these cross currency swaps are designated and qualify as cash flow hedges, the corresponding interest accruals are recognized in Net investment income and in Interest credited to policyholders’ account balances.
The tables below present quantitative disclosures about the Company’s derivative instruments designated in hedging relationships and derivative instruments which have not been designated in hedging relationships, including those embedded in other contracts required to be accounted for as derivative instruments.
The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:
Derivative Instruments by Category

	December 31, 2022			December 31, 2021
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: designated for hedge accounting (1)
Cash flow hedges:
Currency swaps	$1,431	$99	$85	$921	$7	$42
Interest swaps	955	—	294	955	—	395
Total: designated for hedge accounting	2,386	99	379	1,876	7	437
Derivatives: not designated for hedge accounting (1)
Equity contracts:
Futures	5,151	2	—	2,640	—	1
Swaps	11,188	39	9	13,378	6	4
Options	40,122	7,583	3,412	48,489	12,024	5,065
Interest rate contracts:
Futures	12,693	—	—	12,575	—	—
Swaps	1,515	—	166	1,889	—	46
Credit contracts:
Credit default swaps	327	18	9	774	9	10
Currency contracts
Currency swaps	397	4	13	541	1	—
Currency forwards	62	31	32	79	8	7
Other freestanding contracts:
Margin	—	226	—	—	125	—
Collateral	—	142	4,472	—	178	6,160
Total: not designated for hedge accounting	71,455	8,045	8,113	80,365	12,351	11,293

Embedded derivatives:
SCS, SIO, MSO and IUL indexed features (2)	—	—	4,164	—	—	6,773
Total embedded derivatives	—	—	4,164	—	—	6,773

Total derivative instruments	$73,841	$8,144	$12,656	$82,241	$12,358	$18,503
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(1)Reported in other invested assets in the consolidated balance sheets.
(2)Reported in policyholders’ account balances in the consolidated balance sheets.
The following table presents the effects of derivative instruments on the consolidated statements of income and comprehensive income (loss).

Derivative Instruments by Category

	Year Ended December 31, 2022				Year Ended December 31, 2021			Year Ended December 31, 2020
	Net Derivatives Gain(Losses) (1)	NII (2)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI
	(in millions)
Derivatives: Designated for Hedge accounting
Cash Flow Hedges:
Currency Swaps	$19	$7	$(4)	$24	$(2)	$(45)	$5	$—	$—	$—
Interest Swaps	(86)	—	—	206	(69)	—	(87)	(9)	—	(87)
Total: Designated for Hedge accounting	(67)	7	(4)	230	(71)	(45)	(82)	(9)	—	(87)
Derivatives: Not Designated for Hedge accounting
Equity contracts
Futures	285	—	—	—	(567)	—	—	(1,011)	—	—
Swaps	2,644	—	—	—	(3,614)	—	—	(3,368)	—	—
Options	(2,750)	—	—	—	3,886	—	—	1,663	—	—
Interest rate contracts
Futures	(1,688)	—	—	—	(728)	—	—	1,740	—	—
Swaps	(492)	—	—	—	(2,317)	—	—	2,832	—	—
Swaptions	—	—	—	—	—	—	—	9	—	—
Credit contracts
Credit Default Swaps	7	—	—	—	(2)	—	—	—	—	—
Currency contracts
Currency Swaps	10	—	—	—	3	—	—	(4)	—	—
Currency forwards	3	—	—	—	2	—	—	—	—	—
Total: Not Designated for Hedge accounting	(1,981)	—	—	—	(3,337)	—	—	1,861	—	—

Embedded Derivatives
GMIB reinsurance contracts (3)								417	—	—

	Year Ended December 31, 2022				Year Ended December 31, 2021			Year Ended December 31, 2020
	Net Derivatives Gain(Losses) (1)	NII (2)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI	Net Derivatives Gain(Losses) (1)	Interest Credited To Policyholder Account Balances	AOCI
	(in millions)
GMxB derivative features liability (3)								(2,253)	—	—
SCS, SIO,MSO and IUL indexed features	2,955	—	—	—	(3,835)	—	—	(1,738)	—	—
Total Embedded Derivatives	2,955	—	—	—	(3,835)	—	—	(3,574)	—	—

Total derivatives instruments (4)	$907	$7	$(4)	$230	$(7,243)	$(45)	$(82)	$(1,722)	$—	$(87)
____________
(1)Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)Net Investment Income (“NII”).
(3)GMIB reinsurance contracts and GMxB derivative features liability are not defined as embedded derivatives under the adoption of ASU 2018-12 effective January 1, 2021.
(4)Excludes settlement fees of $45 million and attributed fees of of $(7) million on CS Life reinsurance contract and ACS change in policy reserves of $55 million for the year ended December 31, 2021.
The following table presents a roll-forward of cash flow hedges recognized in AOCI.
Roll-forward of Cash flow hedges in AOCI

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$(208)	$(126)	$(38)
Amount recorded in AOCI
Currency swaps	29	(35)	—
Interest swaps	102	(183)	(108)
Total amount recorded in AOCI	131	(218)	(108)
Amount reclassified from AOCI to income
Currency swaps (1)	(5)	40	—
Interest swaps (1)	104	96	20
Total amount reclassified from AOCI to income	99	136	20
Balance, end of period (2)	$22	$(208)	$(126)
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(1)    Currency swaps reclassified from AOCI to income are reported in net investment income in the consolidated statements of income (loss). Interest swaps reclassified from AOCI to income are reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)    The Company does not estimate the amount of the deferred losses in AOCI at years ended December 31, 2022, 2021 and 2020 which will be released and reclassified into Net income (loss) over the next 12 months as the amounts cannot be reasonably estimated.
Equity-Based and Treasury Futures Contracts Margin
All outstanding equity-based and treasury futures contracts as of December 31, 2022 and 2021 are exchange-traded and net settled daily in cash. As of December 31, 2022 and 2021, respectively, the Company had open exchange-
traded futures positions on: (i) the S&P 500, Nasdaq, Russell 2000 and Emerging Market indices, having initial margin requirements of $247 million and $109 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $113 million and $200 million, and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and EAFE indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $16 million and $16 million.
Collateral Arrangements
The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. As of December 31, 2022 and 2021, respectively, the Company held $4.5 billion and $6.2 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in other invested assets. The Company posted collateral of $142 million and $178 million as of December 31, 2022 and 2021, respectively, in the normal operation of its collateral arrangements. The Company is exposed to losses in the event of non-performance by counterparties to financial derivative transactions with a positive fair value. The Company manages credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreements, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position. In addition, certain of the Company’s derivative agreements contain credit-risk related contingent features; if the credit rating of one of the parties to the derivative agreement is to fall below a certain level, the party with positive fair value could request termination at the then fair value or demand immediate full collateralization from the party whose credit rating fell and is in a net liability position.
As of December 31, 2022 and 2021, there were no net liability derivative positions with counterparties with credit risk-related contingent features whose credit rating has fallen. All derivatives have been appropriately collateralized by the Company or the counterparty in accordance with the terms of the derivative agreements.
The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2022 and 2021:
Offsetting of Financial Assets and Liabilities and Derivative Instruments
As of December 31, 2022

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (3)	Net Amount
	(in millions)
Assets:
Derivative assets (1)	$8,143	$7,047	$1,096	$(848)	$248
Other financial assets	2,789	—	2,789	—	2,789
Other invested assets	$10,932	$7,047	$3,885	$(848)	$3,037

Liabilities:
Derivative liabilities (2)	$7,645	$7,047	$598	$—	$598
Other financial liabilities	6,510	—	6,510	—	6,510
Other liabilities	$14,155	$7,047	$7,108	$—	$7,108
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(1)Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)Financial instruments/Collateral sent (held).
As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (3)	Net Amount
	(in millions)
Assets:
Derivative assets (1)	$12,358	$10,756	$1,602	$(961)	$641
Other financial assets	1,990	—	1,990	—	1,990
Other invested assets	$14,348	$10,756	$3,592	$(961)	$2,631

Liabilities:
Derivative liabilities (2)	$10,770	$10,756	$14	$—	$14
Other financial liabilities	5,360	—	5,360	—	5,360
Other liabilities	$16,130	$10,756	$5,374	$—	$5,374
______________
(1)Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)Financial instruments sent (held).